INVESTMENT IN AFFILIATED COMPANY (Details Narrative) - Radsee Technologies Ltd [Member] $ in Millions	Mar. 11, 2021 USD ($) shares
Schedule of Investments [Line Items]
Amount of investment in subsidiaries | $	$ 3
Invest in additional shares	7,409
Investments in and advances to affiliates, balance, shares	24,020